Summary of Notional Amounts of Over-the-counter Derivatives and Exchange-traded Derivatives Based on Their Contractual Terms to Maturity (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Notional amount	$ 592,440	$ 548,617
Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	131,736
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	310,936
Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	149,768
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	22,454,393	18,162,567
Derivatives [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	9,897,234
Derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	8,725,136
Derivatives [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	3,832,023
Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	18,664,947	14,164,304
Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	1,191,392	896,396
Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	536,831	519,326
Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	16,530,539	12,520,674
Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	196,960	108,958
Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	209,225	118,950
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	7,208,240
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	950,012
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	488,057
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	5,478,701
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	141,333
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	150,137
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	7,904,031
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	241,380
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	46,378
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	7,509,535
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	51,708
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	55,030
Derivatives [member] | Interest rate contracts [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	3,552,676
Derivatives [member] | Interest rate contracts [member] | Later than five years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	2,396
Derivatives [member] | Interest rate contracts [member] | Later than five years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	3,542,303
Derivatives [member] | Interest rate contracts [member] | Later than five years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	3,919
Derivatives [member] | Interest rate contracts [member] | Later than five years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	4,058
Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,446,557	3,664,577
Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	264,309	221,596
Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,915,885	2,367,090
Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	35,585	19,173
Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	26,569	16,758
Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,204,209	1,039,960
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	2,444,857
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	249,672
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,871,824
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	31,476
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	23,519
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	268,366
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	731,351
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	13,572
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	41,663
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	4,109
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	3,050
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	668,957
Derivatives [member] | Foreign exchange contracts [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	270,349
Derivatives [member] | Foreign exchange contracts [member] | Later than five years [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	1,065
Derivatives [member] | Foreign exchange contracts [member] | Later than five years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,398
Derivatives [member] | Foreign exchange contracts [member] | Later than five years [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	266,886
Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	16,258	14,627
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	13,204	11,664
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	3,054	2,963
Derivatives [member] | Credit Derivative Contracts [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	2,835
Derivatives [member] | Credit Derivative Contracts [member] | Not later than one year [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	2,128
Derivatives [member] | Credit Derivative Contracts [member] | Not later than one year [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	707
Derivatives [member] | Credit Derivative Contracts [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	5,208
Derivatives [member] | Credit Derivative Contracts [member] | Later than one year and not later than five years [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	3,737
Derivatives [member] | Credit Derivative Contracts [member] | Later than one year and not later than five years [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	1,471
Derivatives [member] | Credit Derivative Contracts [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	8,215
Derivatives [member] | Credit Derivative Contracts [member] | Later than five years [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	7,339
Derivatives [member] | Credit Derivative Contracts [member] | Later than five years [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	876
Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	326,631	319,059
Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	191,474	215,716
Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	135,157	$ 103,343
Derivatives [member] | Other contracts [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	241,302
Derivatives [member] | Other contracts [member] | Not later than one year [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	128,216
Derivatives [member] | Other contracts [member] | Not later than one year [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	113,086
Derivatives [member] | Other contracts [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	84,546
Derivatives [member] | Other contracts [member] | Later than one year and not later than five years [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	62,686
Derivatives [member] | Other contracts [member] | Later than one year and not later than five years [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	21,860
Derivatives [member] | Other contracts [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	783
Derivatives [member] | Other contracts [member] | Later than five years [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	572
Derivatives [member] | Other contracts [member] | Later than five years [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 211